UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877)-446-3863

Date of fiscal year end: July 31, 2022

Date of reporting period: January 31, 2022

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II Reaves Infrastructure Fund (Formerly, Reaves Utilities and Energy Infrastructure Fund) Semi-Annual Report January 31, 2022

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-755-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.2%

	Shares	Value
COMMUNICATION SERVICES — 23.1%
Alphabet, Cl A *	696	$1,883,425
Charter Communications, Cl A *	3,783	2,244,605
Comcast, Cl A	38,873	1,943,262
Discovery *	52,400	1,462,484
Liberty Latin America, Cl A *	149,515	1,635,694
Shaw Communications, Cl B	68,025	2,027,825
T-Mobile US *	17,076	1,847,111

		13,044,406

CONSUMER DISCRECTIONARY — 3.7%
Amazon.com *	700	2,094,029

ELECTRIC UTILITIES — 12.8%
Entergy	19,931	2,227,688
Exelon	40,025	2,319,449
NextEra Energy	34,230	2,674,047

		7,221,184

INDUSTRIALS — 13.5%
Canadian Pacific Railway	26,440	1,887,816
GXO Logistics *	25,437	2,065,739
Rockwell Automation	4,500	1,301,490
Union Pacific	9,579	2,342,544

		7,597,589

MATERIALS — 3.9%
Linde	6,934	2,209,727

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MULTI-UTILITIES — 16.2%
Alliant Energy	42,941	$2,570,448
Ameren	23,290	2,066,755
CMS Energy	35,555	2,289,031
Xcel Energy	31,285	2,179,313

		9,105,547

REAL ESTATE — 22.1%
Crown Castle International REIT	11,000	2,007,610
Equinix REIT	3,275	2,374,047
Prologis REIT	18,330	2,874,510
Rexford Industrial Realty REIT	32,510	2,378,757
SBA Communications REIT, Cl A	8,665	2,819,938

		12,454,862

WATER UTILITIES — 3.9%
American Water Works	13,490	2,169,192

TOTAL COMMON STOCK (Cost $44,226,897)		55,896,536

SHORT-TERM INVESTMENT (A) — 0.8%

SEI Daily Income Trust Treasury II Fund, Cl F, 0.010% (Cost $463,202)	463,202	463,202

TOTAL INVESTMENTS — 100.0%
(Cost $44,690,099)		$56,359,738

Percentages are based on Net Assets of $56,358,012.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2022.

Cl — Class

REIT — Real Estate Investment Trust

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022 there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $44,690,099)	$56,359,738
Receivable for Capital Shares Sold	30,107
Dividends Receivable	18,357
Prepaid Expenses	16,934
Receivable from Investment Adviser	28,773

Total Assets	56,453,909

Liabilities:
Payable due to Adviser	36,768
Payable for Capital Shares Redeemed	15,553
Professional Fees Payable	11,761
Payable due to Administrator	7,219
Payable due to Trustees	6,314
Chief Compliance Officer Fees Payable	2,149
Other Accrued Expenses	16,133

Total Liabilities	95,897

Net Assets	$56,358,012

Net Assets Consist of:
Paid-in-Capital	$42,256,211
Total Distributable Earnings	14,101,801

Net Assets	$56,358,012

Net Asset Value, Offering and Redemption Price Per Share
(unlimited authorization – no par value)
Institutional Class Shares ($56,358,012 ÷ 5,265,925)	$10.70

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income
Dividend Income	$392,359
Less: Foreign Taxes Withheld	(7,620)

Total Investment Income	384,739

Expenses:
Investment Advisory Fees	221,405
Administration Fees	56,220
Transfer Agent Fees	31,266
Professional Fees	26,866
Registration Fees	13,177
Trustees’ Fees	12,136
Printing Fees	9,578
Chief Compliance Officer Fees	3,762
Custodian Fees	3,291
Insurance and Other Expenses	10,554

Total Expenses	388,255

Less: Investment Advisory Fees Waived	(35,410)
Less: Fees Paid Indirectly(1)	(24)

Net Expenses	352,821

Net Investment Income	31,918

Net Realized Gain on Investments	2,451,069

Net Change in Unrealized Depreciation on Investments	(4,012,345)

Net Realized and Unrealized Loss on Investments	(1,561,276)

Net Decrease in Net Assets Resulting from Operations	$(1,529,358)

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations:

Net Investment Income	$31,918	$135,831

Net Realized Gain on Investments and Foreign Currency Transactions	2,451,069	5,201,705

Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions	(4,012,345)	2,591,861

Net Increase/(Decrease) in Net Assets Resulting from

Operations	(1,529,358)	7,929,397

Distributions:	(2,889,142)	(201,376)

Capital Share Transactions:(1)

Issued	2,415,817	8,004,694

Reinvestment of Distributions	2,746,478	182,239

Redeemed	(2,093,413)	(10,503,216)

Net Increase/(Decrease) From Capital Share Transactions	3,068,882	(2,316,283)

Total Increase/(Decrease) in Net Assets	(1,349,618)	5,411,738

Net Assets:

Beginning of Period	57,707,630	52,295,892

End of Period	$56,358,012	$57,707,630

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios

	For a Share Outstanding Throughout the Year or Period

	Institutional Class Shares(1)
	Six Months Ended January 31,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022 (Unaudited)	July 31, 2021	July 31, 2020	July 31, 2019	July 31, 2018	July 31, 2017
Net Asset Value, Beginning of Period	$11.56	$10.02	$10.58	$10.34	$10.59	$11.79

Income from Operations:
Net Investment Income(2)	0.01	0.03	0.07	0.06	0.11	0.12
Net Realized and Unrealized Gain/(Loss) on Investments	(0.30)	1.55	0.14	1.07	0.32	0.60

Total from Operations	(0.29)	1.58	0.21	1.13	0.43	0.72

Dividends and Distributions from:
Net Investment Income	(0.01)	(0.04)	(0.13)	(0.13)	(0.13)	(0.26)
Net Realized Gains	(0.56)	—	(0.64)	(0.76)	(0.55)	(1.66)

Total Dividends and Distributions	(0.57)	(0.04)	(0.77)	(0.89)	(0.68)	(1.92)

Net Asset Value, End of Period	$10.70	$11.56	$10.02	$10.58	$10.34	$10.59

Total Return †	(2.73)%	15.80%	1.87%	12.76%	4.24%	7.51%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$56,358	$57,708	$52,296	$43,129	$46,951	$48,004
Ratio of Expenses to Average Net Assets (including waivers and reimbursements/ excluding fees paid indirectly)	1.20% *	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.32% *	1.38%	1.46%	1.49%	1.47%	1.48%
Ratio of Net Investment Income to Average Net Assets	0.11% *	0.25%	0.68%	0.63%	1.07%	1.16%
Portfolio Turnover Rate	27% **	42%	36%	31%	66%	45%

(1)	Effective November 28, 2016, Class A Shares converted to Institutional Class Shares.
(2)	Per share data calculated using average shares method.
†

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.

*	Annualized
**	Not Annualized

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.   Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 11 funds. The financial statements herein are those of the Reaves Infrastructure Fund (the “Fund”). The financial statements of the remaining funds of the Trust are presented separately. The investment objective of the Fund is total return from income and capital growth. The Fund is a diversified fund, and invests primarily in securities of domestic and foreign public utility and energy companies, with a concentration (at least 80% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.   Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. All investment companies held in the Fund’s portfolio are valued at the published net asset value.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2022, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period ended January 31, 2022, there have been no changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax period ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended January 31, 2022, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/ or relative net assets.

Dividends and Distributions to Shareholders — The Fund seeks to declare quarterly dividends at fixed rates approved by the Board. To the extent that the amount of the Fund’s net investment income and short-term capital gains is less than the approved fixed rate, some of its dividends may be paid from net capital gains or as a return of shareholder capital. To the extent the amount of the Fund’s net investment income and short-term capital gains exceeds the approved fixed rate, the Fund may pay additional dividends. An additional distribution of net

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

capital gains realized by the Fund, if any, may be made annually; provided, however, that no more than one distribution of net capital gains shall be made with respect to any one taxable year of the Fund (other than a permitted, supplemental distribution which does not exceed 10% of the aggregate amount distributed for such taxable year).

3.   Transactions with Affiliates:

Certain officers and trustees of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust, as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.   Administration, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an administration agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee (subject to certain minimums), which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended January 31, 2022, the Fund was charged $56,220 for these services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the period ended January 31, 2022, the Fund earned credits of $24, which were used to offset transfer agent expenses. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

5.   Investment Advisory Agreement:

Under the terms of an investment advisory agreement, W. H. Reaves & Co., Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses from exceeding 0.99% of the Institutional Class Share average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived. As of January 31, 2022, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $69,474 expiring in 2023, $61,512 expiring in 2024, and $24,043 expiring in 2025. During the period ended January 31, 2022, there has been no recoupment of previously waived and reimbursed fees.

6.   Share Transactions:

	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Share Transactions:
Institutional Class Shares
Issued	214,936	753,399
Reinvestment of Distributions	246,138	17,067
Redeemed	(188,448)	(994,469)

Net Increase/(Decrease) in Shares Outstanding	272,626	(224,003)

7.   Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the period ended January 31, 2022 were $15,545,718, and $15,069,100, respectively. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

8.   Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs and reclassification of distribution of ordinary income. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of January 31, 2022.

The tax character of dividends and distributions declared during the fiscal period ended January 31, 2022 and 2021 was as follows:

	Ordinary Income	Long-Term Capital Gain	Distributions	Total

2022	$1,519	$51,883	$—	$53,402
2021	149,493	51,883	—	201,376

As of January 31, 2022, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains	$2,838,313
Unrealized Appreciation	15,681,986
Other Temporary Differences	2

Total Distributable Earnings	$18,520,301

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2022 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$44,690,099	$12,516,531	$(846,892)	$11,669,639

9.   Concentration/Risks:

The Fund has adopted a policy to concentrate its investments (at least 80% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. To the extent that the Fund’s investments are focused in issuers conducting

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

business in the Utilities Industry and/or Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries.

Equity Risk – Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, interests in MLPs, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses.

Foreign Security Risk – Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

10.   Other:

At January 31, 2022, 36% of Institutional Class Shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders are comprised of individual shareholders and omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.   Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of January 31, 2022.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2021 to January 31, 2022).

The table on the following page illustrates your Fund’s costs in two ways.

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar value expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the hypothetical return is set at 5% for comparison purposes —NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses

	Account	Account	Annualized	Paid

	Value	Value	Expense	During

	8/1/2021	1/31/2022	Ratios	Period*

Actual Fund Return

Institutional Class Shares	$1,000.00	$972.70	1.20%	$5.97

Hypothetical Fund Return

Institutional Class Shares	$1,000.00	$1,019.16	1.20%	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on August 17, 2021 to decide whether to renew the Agreement for an additional one-year term (the “August Meeting”). The August Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the August Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the August Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the August Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the August Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the August Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JANUARY 31, 2022 (Unaudited)

willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

Reaves Infrastructure Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-342-7058

Investment Adviser:

Reaves Asset Management

10 Exchange Place

18th Floor

Jersey City, NJ 07302

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

WHR-SA-001-1800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: April 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: April 8, 2022

By (Signature and Title)*	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: April 8, 2022

*	Print the name and title of each signing officer under his or her signature.